VGOF-P9 03/24

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INSTITUTIONAL TRUST

LEGG MASON PARTNERS VARIABLE INCOME TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED MARCH 1, 2024

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULES A AND B

Effective March 1, 2024, the following changes are made to each fund’s Summary Prospectus (as applicable), Prospectus and SAI:

a.

In the section of each fund’s Summary Prospectus (as applicable) and Prospectus titled “Management – Investment professionals”, the following is added for each fund listed in Schedule A and replaces the reference to S. Kenneth Leech for each fund listed in Schedule B:

Investment professional	Title	Investment professional of the fund since
Michael C. Buchanan	Co-Chief Investment Officer	March 2024

b.

In the section of each fund’s Prospectus titled “More on fund management – Investment professionals” the following is added for each fund listed in Schedule A and replaces the reference to S. Kenneth Leech for each fund listed in Schedule B:

Investment professional	Title and recent biography	Investment professional of the fund since
Michael C. Buchanan	Co-Chief Investment Officer and has been employed by Western Asset as an investment professional for at least the past five years.	March 2024

c.

In the section of each fund’s SAI titled “Investment Professionals – Other Accounts Managed by the Investment Professionals”, the following is added for each fund listed in Schedule A and replaces the reference to S. Kenneth Leech for each fund listed in Schedule B:

Investment Professionals	Type of Account	Number of Accounts Managed	Total Assets Managed (Billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (Billions) ($)
Michael C. Buchanan*	Registered Investment Companies	37	17.34	None	None
	Other Pooled Investment Vehicles	266	50.58	23	2.60
	Other Accounts	570	170.69	21	12.68

*	The information is as of January 31, 2024, and does not reflect additional accounts (including the Fund) for which Mr. Buchanan will join the portfolio management team on March 1, 2024.

d.

In the section of each fund’s SAI titled “Investment Professionals – Investment Professional Securities Ownership” the following is added for each fund listed in Schedule A and replaces the reference to S. Kenneth Leech for each fund listed in Schedule B:

Investment Professional	Dollar Range of Ownership of Securities ($)
Michael C. Buchanan*	None

*	The information is as of January 31, 2024.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON PARTNERS INCOME TRUST

Western Asset Short-Term Bond Fund	May 1, 2023

LEGG MASON PARTNERS VARIABLE INCOME TRUST

Western Asset Core Plus VIT Portfolio	May 1, 2023

WESTERN ASSET FUNDS, INC

Western Asset Core Bond Fund	May 1, 2023
Western Asset Core Plus Bond Fund	May 1, 2023
Western Asset Intermediate Bond Fund	September 29, 2023
Western Asset Total Return Unconstrained Fund	September 29, 2023

SCHEDULE B

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON PARTNERS INCOME TRUST

Western Asset Mortgage Total Return Fund	May 1, 2023
Western Asset Ultra-Short Income Fund	September 29, 2023

LEGG MASON PARTNERS INSTITUTIONAL TRUST

Western Asset SMASh Series M Fund	June 29, 2023

Please retain this supplement for future reference.

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